Note 4 - Inventories (Tables)	12 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory
	June 30, 2018	June 30, 2017
Raw materials	$807,000	$445,000
Work in process	333,000	251,000
Finished goods	372,000	870,000
Total Inventories	$1,512,000	$1,566,000